MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST    Two World Trade Center

LETTER TO THE SHAREHOLDERS June 30, 2000                New York, New York 10048

DEAR SHAREHOLDER:

The U.S. economic expansion continued during the six-month period ended June 30, 2000. Real personal consumption accelerated and unemployment reached a 30-year low. At the same time, a surge in oil prices heightened the risk of inflation. The Federal Reserve Board responded by further tightening monetary policy. Three increases in the federal funds rate, totaling 100 basis points, have occurred since February. The rate now stands at a nine-year high of 6.50 percent.

Strong economic growth and a less accommodative monetary policy caused long-term interest rates to increase throughout 1999. This January, however, the U.S. Treasury announced plans to use the federal budget surplus to reduce its debt. This announcement initially precipitated a 50 to 75 basis point drop in yields of longer maturity Treasuries. Municipal bond yields also declined but lagged the trend of Treasury yields. Long-term interest rates rose in April, but began to decline in May and June as signs of an economic slowdown developed.

MUNICIPAL MARKET CONDITIONS

The long-term insured municipal index began the year at 5.97 percent. This index reached a high of 6.19 percent in mid January and ended June at 5.84 percent. Because bond prices move inversely to changes in interest rates, higher yields caused bond prices to decline significantly last year and improve marginally in the first six months of this year.

The ratio of municipal yields as a percentage of Treasury yields has historically been used as a measure of relative value. The increase in the ratio from 92 percent at the end of 1999 to 99 percent at the end of June may be attributed to the magnitude of the rally in long-term Treasuries. A rising yield ratio indicates weaker relative performance by municipals. Over the past five years, the ratio has ranged between an average annual high of 93 percent and an average annual low of 85 percent.

During the first six months of this year, new-issue volume was 22 percent lower than the same period last year. Refunding activity, the most

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST interest-rate-sensitive component of supply, dropped more than 70 percent and represented less than 10 percent of total volume. Approximately 40 percent of the underwritings were enhanced with bond insurance.

                          [30-YEAR BOND YIELDS CHART]

                        30-YEAR BOND YIELDS 1994 - 2000

           Insured                       U.S.                    Insured Municipal Yields as a
       Municipal Yields            Treasury Yields             Percentage of U.S. Treasury Yields
1994        5.4%                         6.34%                              85.17%
            5.4                          6.24                               86.54
            5.8                          6.66                               87.09
            6.4                          7.09                               90.27
            6.35                         7.32                               86.75
            6.25                         7.43                               84.12
            6.5                          7.61                               85.41
            6.25                         7.39                               84.57
            6.3                          7.45                               84.56
            6.55                         7.81                               83.87
            6.75                         7.96                               84.8
            7                            8.00                               87.5
            6.75                         7.88                               85.66
1995        6.4                          7.70                               83.12
            6.15                         7.44                               82.66
            6.15                         7.43                               82.77
            6.2                          7.34                               84.47
            5.8                          6.66                               87.09
            6.1                          6.62                               92.15
            6.1                          6.86                               88.92
            6                            6.66                               90.09
            5.95                         6.48                               91.82
            5.75                         6.33                               90.84
            5.5                          6.14                               89.58
            5.35                         5.94                               90.07
1996        5.4                          6.03                               89.55
            5.6                          6.46                               86.69
            5.85                         6.66                               87.84
            5.95                         6.89                               86.36
            6.05                         6.99                               86.55
            5.9                          6.89                               85.63
            5.85                         6.97                               83.93
            5.9                          7.11                               82.98
            5.7                          6.93                               82.25
            5.65                         6.64                               85.09
            5.5                          6.35                               86.61
            5.6                          6.63                               84.46
1997        5.7                          6.79                               83.95
            5.65                         6.80                               83.09
            5.9                          7.10                               83.1
            5.75                         6.94                               82.85
            5.65                         6.91                               81.77
            5.6                          6.78                               82.6
            5.3                          6.30                               84.13
            5.5                          6.61                               83.21
            5.4                          6.40                               84.38
            5.35                         6.15                               86.99
            5.3                          6.05                               87.6
            5.15                         5.92                               86.99
1998        5.15                         5.80                               88.79
            5.2                          5.92                               87.84
            5.25                         5.93                               88.53
            5.35                         5.95                               89.92
            5.2                          5.80                               89.66
            5.2                          5.65                               92.04
            5.18                         5.71                               90.72
            5.03                         5.27                               95.45
            4.95                         5.00                               99.00
            5.05                         5.16                               97.87
            5.00                         5.06                               98.81
            5.05                         5.10                               99.02
1999        5.00                         5.09                               98.23
            5.10                         5.58                               91.40
            5.15                         5.63                               91.47
            5.20                         5.66                               91.87
            5.30                         5.83                               90.91
            5.47                         5.96                               91.78
            5.55                         6.10                               90.98
            5.75                         6.06                               94.88
            5.85                         6.05                               96.69
            6.03                         6.16                               97.89
            6.00                         6.29                               95.39
            5.97                         6.48                               92.13
2000        6.18                         6.49                               95.22
            6.04                         6.14                               98.37
            5.82                         5.83                               99.83
            5.91                         5.96                               99.16
            5.91                         6.01                               98.34
            5.84                         5.90                               98.98

Source: Municipal Market Data - A Division of Thomson Financial Municipal Group and Bloomberg L.P.

PERFORMANCE

For the six-month period ended June 30, 2000, Morgan Stanley Dean Witter Tax-Exempt Securities Trust's Class A and D shares returned 4.09 percent and
4.18 percent, respectively. During the same period, the Lehman Brothers Municipal Bond Index returned 4.48 percent.(1) For the same period, the Fund's Class B and C shares returned 3.87 percent and 3.82 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

---------------------

(1)The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of two years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investors Service, Inc., or Standard & Poor's Corporation, respectively. The index does not include any expenses, fees or charges. The index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

PORTFOLIO STRUCTURE

The Fund's net assets of approximately $981 million were diversified among 14 long-term sectors and 103 credits. During the past six months the cash and short-term investment position ranged between 7 and 9 percent of net assets. Issues in the refunded bond category comprised 10 percent of net assets. Refunded bonds have been refinanced and will be redeemed on the dates shown in the portfolio. At the end of June, the portfolio's average maturity was 15 years. Average duration, a measure of sensitivity to interest-rate changes, was 7 years. The accompanying charts provide current information on the portfolio's credit quality, maturity distribution and sector concentrations. Optional call provisions and their respective cost (book) yields are also charted by year.

LOOKING AHEAD

The Federal Reserve Board has expressed concern about consumer wealth and rising prices. We anticipate that the central bank will continue to focus on inflation and may increase short-term rates if it feels that the economic momentum is not slowing sufficiently. We believe municipal bonds continue to offer tax-conscious investors good long-term value.

As explained in footnote 7 of the Notes to Financial Statements, the Fund acquired Morgan Stanley Dean Witter Multi-State Municipal Series
Trust -- Massachusetts, Michigan, Minnesota and Ohio Series on July 24, 2000.

We appreciate your ongoing support of Morgan Stanley Dean Witter Tax-Exempt Securities Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

[LARGEST SECTORS BAR CHART]

LARGEST SECTORS AS OF JUNE 30, 2000
(% OF NET ASSETS)

GENERAL OBLIGATION                                    16%
TRANSPORTATION                                        15%
ELECTRIC                                              13%
MORTGAGE                                              10%
REFUNDED                                              10%
WATER & SEWER                                         10%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

[CREDIT RATINGS PIE CHART]

CREDIT RATINGS AS OF JUNE 30, 2000
(% OF TOTAL LONG-TERM PORTFOLIO)

                                  Aaa or AAA           Aa or AA             A or A            Baa or BBB              NR
                                  ----------           --------             ------            ----------              --
                                     63%                 25%                  9%                  2%                  1%

AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR
STANDARD & POOR'S CORP.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

[DISTRIBUTION BY MATURITY BAR CHART]

                           DISTRIBUTION BY MATURITY
                               (% OF NET ASSETS)

UNDER 1 YEAR                                                   8.0%
1-5 YEARS                                                      6.4%
5-10 YEARS                                                    18.5%
10-20 YEARS                                                   35.9%
20-30 YEARS                                                   27.8%
30+ YEARS                                                      2.0%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

                     CALL AND COST (BOOK) YIELD STRUCTURE
                                 JUNE 30, 2000

                                  [BAR CHART]

                                                           WEIGHTED AVERAGE
                                                       CALL PROTECTION: 6 YEARS

YEARS BONDS CALLABLE                                          PERCENT CALLABLE*
--------------------                                          -----------------
2000                                                                  2%
2001                                                                 12%
2002                                                                  7%
2003                                                                  9%
2004                                                                  5%
2005                                                                 11%
2006                                                                  7%
2007                                                                 10%
2008                                                                 10%
2009                                                                  6%
2010+                                                                21%

                              COST (BOOK) YIELD**

                                  [BAR CHART]

                                                               WEIGHTED AVERAGE
                                                               BOOK YIELD: 6.2%

                                                              COST (BOOK) YIELD**
                                                              -------------------
2000                                                                 8.2%
2001                                                                 6.5%
2002                                                                 6.6%
2003                                                                 7.5%
2004                                                                 5.9%
2005                                                                 6.7%
2006                                                                 5.8%
2007                                                                 5.9%
2008                                                                 5.3%
2009                                                                 5.6%
2010+                                                                6.0%

 * % BASED ON LONG-TERM PORTFOLIO.

** COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT
   BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE FUND OPERATING EXPENSES. FOR EXAMPLE, THE FUND EARNED A BOOK YIELD OF 6.5% ON THE 12% OF THE BONDS IN THE LONG-TERM PORTFOLIO THAT ARE CALLABLE IN 2001.

   PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

FUND PERFORMANCE June 30, 2000


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

               CLASS A SHARES*
----------------------------------------------
PERIOD ENDED 6/30/00
-------------------------
1 Year                       2.39%(1)   -1.96%(2)
5 Years                      5.22%(1)    4.31%(2)
10 Years                     6.42%(1)    5.96%(2)

               CLASS B SHARES**
----------------------------------------------
PERIOD ENDED 6/30/00
-------------------------
1 Year                       1.93%(1)   -2.93%(2)
Since Inception (7/28/97)    3.24%(1)    2.33%(2)

               CLASS C SHARES+
----------------------------------------------
PERIOD ENDED 6/30/00
-------------------------
1 Year                       1.82%(1)    0.85%(2)
Since Inception (7/28/97)    3.05%(1)    3.05%(2)

               CLASS D SHARES++
----------------------------------------------
PERIOD ENDED 6/30/00
-------------------------
1 Year                       2.53%(1)
5 Years                      5.44%(1)
10 Years                     6.67%(1)

Prior to July 28, 1997 the Fund offered only one class of shares. Because the distribution arrangements for Class A most closely resembled the distribution arrangement applicable prior to the implementation of multiple classes (i.e., Class A is sold with a front-end sales charge), historical performance information has been restated to reflect the actual maximum sales charge applicable to Class A (i.e., 4.25%) as compared to the 4.00% sales charge in effect prior to July 28, 1997. In addition, Class A shares are now subject to an ongoing 12b-1 fee which is reflected in the restated performance for that class. Because all shares of the Fund held prior to July 28, 1997 were designated Class D shares, the Fund's historical performance has been restated to reflect the absence of any sales charge.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A is 4.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
+    The maximum CDSC for Class C shares is 1% for shares
     redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

PORTFOLIO OF INVESTMENTS June 30, 2000 (unaudited)

PRINCIPAL
AMOUNT IN                                                                  COUPON   MATURITY
THOUSANDS                                                                   RATE      DATE         VALUE
------------------------------------------------------------------------------------------------------------
             TAX-EXEMPT MUNICIPAL BONDS (90.6%)
             General Obligation (16.0%)
             North Slope Borough, Alaska,
$    3,000    Ser 1992 A Conv (MBIA).....................................   5.90%   06/30/03    $ 3,091,200
    15,000    Ser 1994 B (FSA)...........................................   0.00    06/30/05     11,587,350
    15,000    Ser 1995 A (MBIA)..........................................   0.00    06/30/06     10,972,200
    10,000    Ser 1996 B (MBIA)..........................................   0.00    06/30/06      7,314,800
    10,000    Ser 1996 B (MBIA)..........................................   0.00    06/30/07      6,919,700
     9,500    Ser 1999 A (MBIA)..........................................   0.00    06/30/10      5,521,875
     4,000   Connecticut, College Savings 1989 Ser A.....................   0.00    07/01/08      2,640,040
             Florida Board of Education,
     5,000    Capital Outlay Refg Ser 1999 B (MBIA)......................   4.50    06/01/24      4,108,600
     5,000    Capital Outlay Ser 1998 A..................................   4.75    06/01/28      4,221,000
             Massachusetts,
    20,000    Refg 1996 Ser A (AMBAC)....................................   6.00    11/01/10     21,547,199
    10,000    2000 Ser B.................................................   6.00    06/01/16     10,432,200
     3,000   Clark County, Nevada, Transportation Ser 1992 A (AMBAC).....   6.50    06/01/17      3,330,990
             New York City, New York,
     1,500    1995 Ser D (MBIA)..........................................   6.20    02/01/07      1,605,945
     1,925    1990 Ser D.................................................   6.00    08/01/07      1,927,118
     1,545    1990 Ser D.................................................   6.00    08/01/08      1,546,699
             North Carolina,
    10,000    1997 Ser A.................................................   5.20    03/01/16      9,728,800
     8,000    Public School Building Ser 1999............................   4.60    04/01/17      7,037,120
    10,000   South-Western City School District, Ohio, Ser 1999
              (AMBAC)....................................................   4.75    12/01/19      8,722,400
    10,000   Pennsylvania, First Ser 1995 (FGIC).........................   5.50    05/01/12     10,171,000
     4,000   Shelby County, Tennessee, Refg 1995 Ser A...................   5.625   04/01/14      4,043,640
    18,000   King County, Washington, Ltd Tax 1995 (MBIA)................   6.00    01/01/23     18,135,000
     2,000   Washington, Ser 1994 A......................................   5.80    09/01/08      2,059,240
----------                                                                                      -----------
   176,470                                                                                      156,664,116
----------                                                                                      -----------

             Educational Facilities Revenue (4.0%)
    10,000   Indiana University, Student Fee Ser K (MBIA)................   5.875   08/01/20     10,025,200
     3,000   Maryland State Health & Educational Facilities Authority,
              The Johns Hopkins University Refg Ser 1998.................   5.125   07/01/20      2,813,370
     7,000   Massachusetts Health & Educational Facilities Authority,
              Boston University 1991 Ser K & L (MBIA)....................   6.66    10/01/31      7,261,590
     5,000   Missouri Health & Educational Facilities Authority,
              Washington University Ser 1998 A...........................   4.75    11/15/37      4,029,300
     2,000   New Jersey Economic Development Authority, The Seeing Eye
              Inc 1991...................................................   7.30    04/01/11      2,034,720
     8,000   New Jersey Educational Facilities Authority, Princeton
              University Ser 1999 A......................................   4.75    07/01/25      6,907,920
     5,000   New York State Dormitory Authority, State University Ser
              1989 B.....................................................   0.00    05/15/02      4,561,150
     2,000   Ohio State University, General Receipts Ser 1999 A..........   5.80    12/01/29      1,994,840
----------                                                                                      -----------
    42,000                                                                                       39,628,090
----------                                                                                      -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

PORTFOLIO OF INVESTMENTS June 30, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                  COUPON   MATURITY
THOUSANDS                                                                   RATE      DATE         VALUE
------------------------------------------------------------------------------------------------------------
             Electric Revenue (12.9%)
$   25,000   Salt River Project Agricultural Improvement & Power
              District, Arizona, Refg 1993 Ser C (Secondary MBIA)........   5.50%   01/01/10    $25,898,000
    10,000   Sacramento Municipal Utility District, California, Refg 1994
              Ser I (MBIA)...............................................   5.75    01/01/15     10,236,300
    10,000   Municipal Electric Authority of Georgia, Ser Y (Secondary
              MBIA)......................................................   6.50    01/01/17     11,098,600
             Long Island Power Authority, New York,
    15,000    Ser 2000 A (FSA)...........................................   0.00    06/01/17      5,776,800
     5,000    Ser 1998 A (FSA)...........................................   5.125   12/01/22      4,544,400
             Puerto Rico Electric Power Authority,
     1,500    Power Ser X................................................   6.00    07/01/15      1,558,095
    15,000    Power Ser O................................................   0.00    07/01/17      5,636,700
     5,000    Power Ser EE (MBIA)........................................   4.50    07/01/18      4,309,800
    15,000   South Carolina Public Service Authority, 1995 Refg Ser A
              (AMBAC)....................................................   6.25    01/01/22     15,516,450
       710   Austin, Texas, Combined Utilities Refg Ser 1994 (FGIC)......   6.25    05/15/16        748,113
             San Antonio, Texas,
    13,000    Electric & Gas Refg Ser 1994 C.............................   4.70    02/01/06     12,873,770
     5,000    Electric & Gas Refg Ser 1998 A.............................   4.50    02/01/21      4,156,100
    10,000   Intermountain Power Agency, Utah, Refg 1997 Ser B (MBIA)....   5.75    07/01/19     10,000,000
    13,500   Washington Public Supply Power System, Proj #2 Refg Ser 1994
              A (Secondary MBIA).........................................   6.00    07/01/07     14,256,810
----------                                                                                      -----------
   143,710                                                                                      126,609,938
----------                                                                                      -----------

             Hospital Revenue (4.4%)
             Rochester, Minnesota,
     5,000    Mayo Foundation/Medical Center Ser 1992 I..................   5.75    11/15/21      4,963,150
     6,200    Mayo Foundation/Medical Center Ser 1992 F..................   6.25    11/15/21      6,298,766
    10,000   Missouri Health & Educational Facilities Authority,
              Barnes-Jewish Inc/Christian Health Services Ser 1993 A.....   5.25    05/15/14      9,774,100
     1,300   New Hampshire Higher Educational & Health Facilities
              Authority, St Joseph Hospital Ser 1994 (Connie Lee)........   6.35    01/01/07      1,375,543
     6,000   New York State Medical Care Facilities Finance Agency,
              Presbyterian Hospital - FHA Insured Mtge Ser 1994 A........   5.25    08/15/14      5,795,580
     5,000   North Central Texas Health Facilities Development
              Corporation, University Medical Center Inc Ser 1997
              (FSA)......................................................   5.45    04/01/15      4,905,250
    10,000   Fredericksburg Industrial Development Authority, Virginia,
              Medicorp Health Refg Ser 1996 (AMBAC)......................   5.25    06/15/16      9,492,100
----------                                                                                      -----------
    43,500                                                                                       42,604,489
----------                                                                                      -----------

             Industrial Development/Pollution Control Revenue (4.4%)
     1,500   Hawaii Department of Budget & Finance, Hawaiian Electric Co
              Ser 1995 A (AMT) (MBIA)....................................   6.60    01/01/25      1,582,905
    10,000   Clark County, Nevada, Nevada Power Co Ser 1992 A (AMT)
              (FGIC).....................................................   6.70    06/01/22     10,466,300
     5,000   Washoe County, Nevada, Sierra Pacific Power Co Ser 1987
              (AMBAC)....................................................   6.30    12/01/14      5,184,900
     5,000   Alliance Airport Authority, Texas, AMR Corp Ser 1990
              (AMT)......................................................   7.50    12/01/29      5,056,550

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

PORTFOLIO OF INVESTMENTS June 30, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                  COUPON   MATURITY
THOUSANDS                                                                   RATE      DATE         VALUE
------------------------------------------------------------------------------------------------------------
$   10,000   Dallas-Fort Worth International Airport Facility Improvement
              Corporation, Texas, American Airlines Inc Ser 1995.........   6.00%   11/01/14    $ 9,546,100
    10,000   Weston, Wisconsin, Wisconsin Public Service Co Refg Ser 1993
              A..........................................................   6.90    02/01/13     10,725,500
----------                                                                                      -----------
    41,500                                                                                       42,562,255
----------                                                                                      -----------

             Mortgage Revenue - Multi-Family (2.5%)
       880   Massachusetts Housing Finance Agency, Rental 1994 Ser A
              (AMT) (AMBAC)..............................................   6.65    07/01/19        903,584
     5,560   Michigan Housing Development Authority, Rental 1992 Ser A
              (Bifurcated FSA)...........................................   6.50    04/01/23      5,733,750
     9,000   New Jersey Housing & Mortgage Finance Agency, 1995 Ser A
              (AMBAC)....................................................   6.05    11/01/20      9,069,120
             New York City Housing Development Corporation, New York,
     4,212    Ruppert Proj - FHA Ins Sec 223F............................   6.50    11/15/18      4,252,818
     4,065    Stevenson Commons Proj - FHA Ins Sec 223F..................   6.50    05/15/18      4,103,625
----------                                                                                      -----------
    23,717                                                                                       24,062,897
----------                                                                                      -----------

             Mortgage Revenue - Single Family (7.8%)
     7,000   Alaska Housing Finance Corporation, Governmental 1995 Ser A
              (MBIA).....................................................   5.875   12/01/24      6,905,850
     2,440   California Housing Finance Agency, Home 1983 Ser B..........   0.00    08/01/15        522,575
             Colorado Housing & Finance Authority,
     2,000    1998 Ser A-2 (AMT).........................................   6.60    05/01/28      2,075,040
     2,500    1997 Ser C-2 (AMT).........................................   6.875   11/01/28      2,614,675
    11,700   Illinois Housing Development Authority, Residential 1991 Ser
              C (AMT)....................................................   6.875   02/01/18     11,998,584
             Missouri Housing Development Commission, Homeownership
     2,820    GNMA/FNMA Collateralized 1996 Ser C (AMT)..................   7.45    09/01/27      2,995,799
     3,910    GNMA/FNMA Collateralized 1997 Ser C-1......................   6.55    09/01/28      4,097,563
     2,000    Loan Program, Ser 2000 B-1 (AMT)...........................   7.45    09/01/31      2,203,680
     2,500   Nebraska Investment Finance Authority, GNMA-Backed 1990
              (AMT)......................................................   7.631   09/10/30      2,557,000
     5,000   New Hampshire Housing Finance Authority, Mortgage
              Acquisition 2000 Ser B (AMT)...............................   6.70    07/01/29      5,233,700
     3,350   Ohio Housing Finance Agency, GNMA-Backed 1991 Ser A 1 & 2
              (AMT)......................................................   6.903   03/01/31      3,430,903
     4,000   Oregon Housing & Community Service Department, Ser 2000 F
              (AMT)......................................................   6.25    07/01/28      4,034,160
    10,000   Pennsylvania Housing Finance Agency, Ser 1991-31 C (AMT)....   7.00    10/01/23     10,320,600
             Tennessee Housing Development Agency,
     3,955    Mortgage Finance 1993 Ser A................................   5.90    07/01/18      3,956,345
     1,000    Mortgage Finance 1994 Ser B (AMT)..........................   6.55    07/01/19      1,009,360
     9,785    Mortgage Finance 1993 Ser A................................   5.95    07/01/28      9,674,527
       240   Utah Housing Finance Agency, Fed Ins/Gtd Loans 1994 Issue E
              (AMT)......................................................   6.50    07/01/26        241,049
     2,800   Wisconsin Housing & Economic Development Authority, Home
              Ownership 1991 Ser (AMT)...................................   7.097   10/25/22      2,883,356
----------                                                                                      -----------
    77,000                                                                                       76,754,766
----------                                                                                      -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

PORTFOLIO OF INVESTMENTS June 30, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                  COUPON   MATURITY
THOUSANDS                                                                   RATE      DATE         VALUE
------------------------------------------------------------------------------------------------------------
             Public Facilities Revenue (0.8%)
$    2,000   North City West School Facilities Authority, California,
              Community Dist #1 Special Tax Ser 1995 B (FSA).............   6.00%   09/01/19    $ 2,067,580
     5,000   Ohio Building Authority, 1985 Ser C.........................   9.75    10/01/05      6,010,800
----------                                                                                      -----------
     7,000                                                                                        8,078,380
----------                                                                                      -----------

             Recreational Facilities Revenue (1.0%)
     3,500   Denver, Colorado, Excise Tax Ser 1985 A (Secondary FSA).....   5.00    11/01/08      3,499,650
             Metropolitan Football Stadium District, Colorado,
     4,000    Sales Tax Ser 1999 A (MBIA)................................   0.00    01/01/10      2,397,440
     2,000    Sales Tax Ser 1999 A (MBIA)................................   0.00    01/01/12      1,059,560
     3,000   Houston, Texas, Sr Lien Hotel Occupancy Tax Refg Ser 1995
              (FSA)......................................................   5.50    07/01/11      3,035,100
----------                                                                                      -----------
    12,500                                                                                        9,991,750
----------                                                                                      -----------

             Resource Recovery Revenue (1.8%)
     7,000   Savannah Resource Recovery Development Authority, Georgia,
              Savannah Energy Systems Co Ser 1992........................   6.30    12/01/06      7,189,560
    10,000   Northeast Maryland Waste Disposal Authority, Montgomery
              County Ser 1993 A (AMT)....................................   6.30    07/01/16     10,175,400
----------                                                                                      -----------
    17,000                                                                                       17,364,960
----------                                                                                      -----------

             Transportation Facilities Revenue (14.9%)
     5,000   San Francisco Bay Area Rapid Transit District, California,
              Sales Tax Ser 1998 (AMBAC).................................   4.75    07/01/23      4,354,950
    13,000   San Joaquin Hills Transportation Corridor Agency,
              California, Toll Road Refg Ser 1997 A (MBIA)...............   0.00    01/15/26      2,886,260
     3,000   Colorado Department of Transportation, Ser 2000 (AMBAC).....   6.00    06/15/15      3,155,430
     5,000   E-470 Public Highway Authority, Colorado, Ser 1997 B
              (MBIA).....................................................   0.00    09/01/16      1,958,900
             Mid-Bay Bridge Authority, Florida,
     8,965    Ser 1993 A (AMBAC).........................................   5.85    10/01/13      9,250,087
     3,000    Ser 1997 A (AMBAC).........................................   0.00    10/01/21        826,290
     5,000   Atlanta, Georgia, Airport Ser 2000 (FGIC)...................   5.875   01/01/17      5,136,800
     5,000   Hawaii, Airports Second Ser 1991 (AMT)......................   7.00    07/01/18      5,174,850
             Kentucky Turnpike Authority,
     9,000    Economic Development Road Refg Ser 1995 (AMBAC)............   6.50    07/01/08      9,887,670
    30,000    Resource Recovery Road 1987 Ser A..........................   5.00    07/01/08     29,688,600
     8,700   Massachusetts Turnpike Authority, Western 1997 Ser A
              (MBIA).....................................................   5.55    01/01/17      8,700,000
     7,700   Minneapolis - St Paul Metropolitan Airports Commission,
              Minnesota, Ser 1998 A (AMBAC)..............................   5.00    01/01/30      6,785,317
             New Jersey Highway Authority,
     9,560    Sr Parkway Refg 1992 Ser...................................   6.25    01/01/14      9,928,251
     7,000    Sr Parkway 1999 Ser........................................   5.625   01/01/30      6,895,910
     6,595   Albuquerque, New Mexico, Airport Refg Ser 1997 (AMT)
              (AMBAC)....................................................   6.375   07/01/15      6,962,078
     5,000   Ohio Turnpike Commission, Ser 1998 B (FGIC).................   4.50    02/15/24      4,097,100

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

PORTFOLIO OF INVESTMENTS June 30, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                  COUPON   MATURITY
THOUSANDS                                                                   RATE      DATE         VALUE
------------------------------------------------------------------------------------------------------------
             Pennsylvania Turnpike Commission,
$    5,000    Ser L of 1991 (MBIA).......................................   6.00%   06/01/15    $ 5,079,750
     5,000    Ser A 1998 (AMBAC).........................................   4.75    12/01/27      4,214,750
     8,000   Puerto Rico Highway & Transportation Authority, Refg Ser
              X..........................................................   5.50    07/01/15      8,122,720
    10,000   South Carolina Transportation Infrastructure Bank, Ser 1999
              A (AMBAC)..................................................   5.50    10/01/16      9,988,400
     3,000   Virginia Transportation Board, US Route 58 Corridor Ser 1993
              B..........................................................   5.625   05/15/13      3,037,350
----------                                                                                      -----------
   162,520                                                                                      146,131,463
----------                                                                                      -----------

             Water & Sewer Revenue (9.6%)
    10,000   Phoenix Civic Improvement Corporation, Arizona, Jr Lien
              Water Ser 1994.............................................   5.45    07/01/19      9,768,800
    10,000   California Department of Water Resources, Central Valley Ser
              L..........................................................   5.50    12/01/23      9,767,900
    10,000   Los Angeles, California, Wastewater Ser 1994-A (MBIA).......   5.875   06/01/24     10,091,300
     5,000   Fulton County, Georgia, Water & Sewerage Ser 1998 (FGIC)....   4.75    01/01/28      4,234,300
     2,700   Kansas Development Finance Authority, Public Water Supply
              Ser 2000-2 (AMBAC).........................................   5.75    04/01/17      2,741,526
    10,000   Louisville & Jefferson County Metropolitan Sewer District,
              Kentucky, Ser 1998 A (FGIC)................................   4.75    05/15/28      8,434,400
     5,000   Massachusetts Water Resources Authority, Refg 1992 Ser B....   5.50    11/01/15      4,984,200
             Detroit, Michigan,
     3,320    Sewage Refg Ser 1993 A (FGIC)..............................   5.70    07/01/13      3,372,157
    10,000    Water Supply 1997 Ser A (MBIA).............................   5.00    07/01/21      9,013,300
    10,000   Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I (FSA)....   5.00    01/01/23      8,955,500
     5,000   Spartanburg, South Carolina, Jr Lien Water Ser 1998
              (FGIC).....................................................   5.25    06/01/28      4,601,650
    11,000   Metropolitan Government of Nashville & Davidson County,
              Tennessee,
              Refg Ser 1998 A (FGIC).....................................   4.75    01/01/22      9,470,010
    10,000   Dallas, Texas, Waterworks & Sewer Refg Ser 1998 (FSA).......   5.00    10/01/29      8,764,600
----------                                                                                      -----------
   102,020                                                                                       94,199,643
----------                                                                                      -----------

             Other Revenue (0.5%)
     5,000   New York Local Government Assistance Corporation, Ser 1993
              C..........................................................   5.50    04/01/17      5,015,850
----------                                                                                      -----------

             Refunded (10.0%)
     9,000   Los Angeles Convention & Exhibition Center Authority,
              California,
              Ser 1985 COPs..............................................   9.00    12/01/05+    10,981,260
     2,500   Mid-Bay Bridge Authority, Florida, Ser 1991 A (ETM).........   6.875   10/01/22      2,858,225
     2,500   Massachusetts Health & Educational Facilities Authority,
              Malden Hospital - FHA Ins Mtge Ser A (ETM).................   5.00    08/01/16      2,393,275
    10,000   Massachusetts Water Resources Authority, 1996 Ser A
              (FGIC).....................................................   5.50    11/01/06+    10,429,600
    13,750   New York State Dormitory Authority, Suffolk County Judicial
              Ser 1986 (ETM).............................................   7.375   07/01/16     15,984,100
     7,000   San Antonio, Texas, Electric & Gas Refg Ser 1994 C (ETM)....   4.70    02/01/06      6,858,390
    25,000   Intermountain Power Agency, Utah, Refg 1985 Ser H (GAINS)...   0.00#   07/01/03+    28,767,500
     5,000   Salt Lake City, Utah, IHC Hospital Inc Ser 1983 (ETM).......   5.00    06/01/15      4,805,600

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

PORTFOLIO OF INVESTMENTS June 30, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                  COUPON   MATURITY
THOUSANDS                                                                   RATE      DATE         VALUE
------------------------------------------------------------------------------------------------------------
$   14,000   Fairfax County Industrial Development Authority, Virginia,
              Fairfax Hospital/Inova Health Ser 1991.....................   8.927%++ 08/29/01+  $15,190,000
----------                                                                                      -----------
    88,750                                                                                       98,267,950
----------                                                                                      -----------
   942,687   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $860,412,943).................   887,936,547
----------                                                                                      -----------

             SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (8.0%)
    12,500   Maricopa County, Arizona Public Service Co Ser 1994 C
              (Demand 07/03/00)..........................................   4.50*   05/01/29     12,500,000
    18,500   Collier County Health Facilities Authority, Florida,
              Cleveland Clinic Health Ser 1999 (Demand 07/03/00).........   4.50*   01/01/33     18,500,000
    10,000   Atlanta, Georgia, Airport Ser 1990 (AMT)....................   6.25    01/01/01+    10,289,700
    17,000   Philadelphia Hospital & Higher Education Facilities
             Authority, Children's Hospital of Philadelphia Ser 1992
              (Demand 07/03/00)..........................................   4.50*   03/01/27     17,000,000
    20,500   Harris County Health Facilities Development Corporation,
              Texas, Methodist Hospital Ser 1994 (Demand 07/03/00).......   4.55*   12/01/25     20,500,000
----------                                                                                      -----------

    78,500   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS
----------    (Identified Cost $77,317,702)......................................                78,789,700
                                                                                                -----------

$1,021,187   TOTAL INVESTMENTS (Identified Cost $937,730,645) (a)................       98.6%   966,726,247
==========

             OTHER ASSETS IN EXCESS OF LIABILITIES .................................
                                                                                         1.4     13,795,816
                                                                                       -----    -----------

             NET ASSETS...........................................................     100.0%  $980,522,063
                                                                                       =====    ===========

---------------------

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
   ETM      Escrowed to maturity.
  GAINS     Growth and Income Security.
    +       Prerefunded to call date shown.
    ++      Current coupon rate for residual interest bond. This rate
            resets periodically as the auction rate on the related
            short-term securities fluctuates.
    #       Currently a zero coupon bond; will convert to 10.00% coupon on July 1, 2000.
    *       Current coupon of variable rate demand obligation.
   (a)      The aggregate cost for federal income tax purposes
            approximates identified cost. The aggregate gross unrealized appreciation is $40,729,455 and the aggregate gross
            unrealized depreciation is $11,733,853, resulting in net
            unrealized appreciation of $28,995,602.

                            Bond Insurance:
------------------------------------------------------------------------
  AMBAC     AMBAC Assurance Corporation.
Connie Lee  Connie Lee Insurance Company.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

PORTFOLIO OF INVESTMENTS June 30, 2000 (unaudited) continued


                       Geographic Summary of Investments
                Based on Market Value as a Percent of Net Assets

Alaska......................     5.3%
Arizona.....................     4.9
California..................     5.2
Colorado....................     1.7
Connecticut.................     0.3
Florida.....................     2.2
Georgia.....................     3.9
Hawaii......................     0.7
Illinois....................     1.2
Indiana.....................     1.0
Kansas......................     0.3
Kentucky....................     4.9
Maryland....................     1.3
Massachusetts...............     6.8
Michigan....................     1.8
Minnesota...................     1.8
Missouri....................     2.4
Nebraska....................     0.3
Nevada......................     1.9
New Hampshire...............     0.7
New Jersey..................     3.5
New Mexico..................     0.7
New York....................     5.6
North Carolina..............     1.7
Ohio........................     5.3
Oregon......................     0.4
Pennsylvania................     4.8
Puerto Rico.................     2.0
South Carolina..............     3.1
Tennessee...................     2.9
Texas.......................     7.8
Utah........................     4.5
Virginia....................     2.8
Washington..................     3.5
Wisconsin...................     1.4
                                ----
Total.......................    98.6%
                                ====

---------------------

Portfolio structure is subject to change.

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $937,730,645).............................  $966,726,247
Cash........................................................       365,660
Receivable for:
    Interest................................................    14,280,414
    Investments sold........................................       305,497
    Shares of beneficial interest sold......................       284,992
Prepaid expenses and other assets...........................        68,023
                                                              ------------
    TOTAL ASSETS............................................   982,030,833
                                                              ------------
LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased...............       682,781
    Investment management fee...............................       361,902
    Dividends to shareholders...............................       283,336
    Plan of distribution fee................................        77,157
Accrued expenses............................................       103,594
                                                              ------------
    TOTAL LIABILITIES.......................................     1,508,770
                                                              ------------
    NET ASSETS..............................................  $980,522,063
                                                              ============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $954,985,240
Net unrealized appreciation.................................    28,995,602
Accumulated undistributed net investment income.............        20,278
Accumulated net realized loss...............................    (3,479,057)
                                                              ------------
    NET ASSETS..............................................  $980,522,063
                                                              ============
CLASS A SHARES:
Net Assets..................................................   $18,105,378
Shares Outstanding (unlimited authorized, $.01 par value)...     1,610,844
    NET ASSET VALUE PER SHARE...............................        $11.24
                                                              ============
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 4.44% of net asset value)........        $11.74
                                                              ============
CLASS B SHARES:
Net Assets..................................................  $138,624,776
Shares Outstanding (unlimited authorized, $.01 par value)...    12,283,479
    NET ASSET VALUE PER SHARE...............................        $11.29
                                                              ============
CLASS C SHARES:
Net Assets..................................................    $9,606,889
Shares Outstanding (unlimited authorized, $.01 par value)...       853,009
    NET ASSET VALUE PER SHARE...............................        $11.26
                                                              ============
CLASS D SHARES:
Net Assets..................................................  $814,185,020
Shares Outstanding (unlimited authorized, $.01 par value)...    72,495,571
    NET ASSET VALUE PER SHARE...............................        $11.23
                                                              ============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

STATEMENT OF OPERATIONS
For the six months ended June 30, 2000 (unaudited)
NET INVESTMENT INCOME:
INTEREST INCOME.............................................  $29,292,803
                                                              -----------

EXPENSES
Investment management fee...................................    2,221,234
Plan of distribution fee (Class A shares)...................       14,965
Plan of distribution fee (Class B shares)...................      410,915
Plan of distribution fee (Class C shares)...................       33,740
Transfer agent fees and expenses............................      160,898
Shareholder reports and notices.............................       47,785
Registration fees...........................................       37,489
Professional fees...........................................       33,081
Custodian fees..............................................       20,335
Trustees' fees and expenses.................................        9,018
Other.......................................................       16,976
                                                              -----------

    TOTAL EXPENSES..........................................    3,006,436

Less: expense offset........................................      (20,303)
                                                              -----------

    NET EXPENSES............................................    2,986,133
                                                              -----------

    NET INVESTMENT INCOME...................................   26,306,670
                                                              -----------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain...........................................    1,189,548
Net change in unrealized appreciation.......................   12,724,864
                                                              -----------

    NET GAIN................................................   13,914,412
                                                              -----------

NET INCREASE................................................  $40,221,082
                                                              ===========

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                      FOR THE SIX      FOR THE YEAR
                                                      MONTHS ENDED         ENDED
                                                     JUNE 30, 2000    DECEMBER 31, 1999
---------------------------------------------------------------------------------------
                                                      (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income..............................  $   26,306,670    $   56,178,651
Net realized gain (loss)...........................       1,189,548        (4,668,605)
Net change in unrealized appreciation..............      12,724,864       (82,789,197)
                                                     --------------    --------------

    NET INCREASE (DECREASE)........................      40,221,082       (31,279,151)
                                                     --------------    --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares.................................        (451,266)         (929,080)
    Class B shares.................................      (3,303,490)       (6,430,720)
    Class C shares.................................        (227,757)         (422,770)
    Class D shares.................................     (22,324,157)      (48,394,252)
Net realized gain
    Class A shares.................................              --           (52,982)
    Class B shares.................................              --          (400,237)
    Class C shares.................................              --           (27,144)
    Class D shares.................................              --        (2,638,565)
                                                     --------------    --------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS..............     (26,306,670)      (59,295,750)
                                                     --------------    --------------

Net decrease from transactions in shares of
 beneficial interest...............................     (53,617,636)      (67,388,661)
                                                     --------------    --------------

    NET DECREASE...................................     (39,703,224)     (157,963,562)

NET ASSETS:
Beginning of period................................   1,020,225,287     1,178,188,849
                                                     --------------    --------------
    END OF PERIOD
    (Including undistributed net investment income
    of $20,278 and $20,278, respectively)..........  $  980,522,063    $1,020,225,287
                                                     ==============    ==============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS June 30, 2000 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Tax-Exempt Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax, consistent with the preservation of capital. The Fund was incorporated in Maryland in 1979, commenced operations on March 27, 1980 and reorganized as a Massachusetts business trust on April 30, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS June 30, 2000 (unaudited) continued


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS June 30, 2000 (unaudited) continued


portion of daily net assets exceeding $1 billion but not exceeding $1.25 billion; and 0.325% to the portion of daily net assets exceeding $1.25 billion.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan"), pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.60% of the average daily net assets of Class B; and (iii) Class C -- up to 0.70% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $5,318,401 at June 30, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.70% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.17% and 0.70%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $159,315 and $959, respectively and received $42,011 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS June 30, 2000 (unaudited) continued


4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                   FOR THE SIX                       FOR THE YEAR
                                                                  MONTHS ENDED                          ENDED
                                                                  JUNE 30, 2000                   DECEMBER 31, 1999
                                                           ---------------------------       ----------------------------
                                                                   (unaudited)
                                                             SHARES         AMOUNT              SHARES         AMOUNT
                                                           -----------   -------------       ------------   -------------
CLASS A SHARES
Sold.....................................................    2,046,856   $  22,764,791          1,023,382   $  11,894,433
Reinvestment of dividends and distributions..............       17,126         190,365             35,276         407,295
Redeemed.................................................   (2,005,510)    (22,300,508)          (757,512)     (8,588,318)
                                                           -----------   -------------       ------------   -------------
Net increase - Class A...................................       58,472         654,648            301,146       3,713,410
                                                           -----------   -------------       ------------   -------------
CLASS B SHARES
Sold.....................................................    4,238,409      47,228,433          5,634,037      65,447,290
Reinvestment of dividends and distributions..............      142,132       1,586,291            304,367       3,532,880
Redeemed.................................................   (4,661,711)    (51,930,451)        (4,333,128)    (49,694,515)
                                                           -----------   -------------       ------------   -------------
Net increase (decrease) - Class B........................     (281,170)     (3,115,727)         1,605,276      19,285,655
                                                           -----------   -------------       ------------   -------------
CLASS C SHARES
Sold.....................................................       54,325         604,568            843,726       9,755,515
Reinvestment of dividends and distributions..............       14,498         161,488             26,647         307,538
Redeemed.................................................     (118,772)     (1,321,670)          (598,459)     (6,828,777)
                                                           -----------   -------------       ------------   -------------
Net increase (decrease) - Class C........................      (49,949)       (555,614)           271,914       3,234,276
                                                           -----------   -------------       ------------   -------------
CLASS D SHARES
Sold.....................................................      314,419       3,498,195          1,880,172      21,134,542
Reinvestment of dividends and distributions..............    1,066,894      11,851,294          2,424,240      28,046,032
Redeemed.................................................   (5,954,016)    (65,950,432)       (12,402,477)   (142,802,576)
                                                           -----------   -------------       ------------   -------------
Net decrease - Class D...................................   (4,572,703)    (50,600,943)        (8,098,065)    (93,622,002)
                                                           -----------   -------------       ------------   -------------
Net decrease in Fund.....................................   (4,845,350)  $ (53,617,636)        (5,919,729)  $ (67,388,661)
                                                           ===========   =============       ============   =============

5. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2000 aggregated $54,115,718 and $98,721,121, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2000, the Fund had transfer agent fees and expenses payable of approximately $2,500.

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS June 30, 2000 (unaudited) continued


The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 2000 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,972. At June 30, 2000, the Fund had an accrued pension liability of $51,912 which is included in accrued expenses in the Statement of Assets and Liabilities.

6. FEDERAL INCOME TAX STATUS

At December 31, 1999, the Fund had a net capital loss carryover of approximately $4,670,000 which will be available through December 31, 2007 to offset future capital gains to the extent provided by regulations.

7. SUBSEQUENT EVENT -- MERGERS

On July 24, 2000, the Fund acquired all the net assets of Morgan Stanley Dean Witter Multi-State Municipal Series Trust -- Massachusetts Series ("Massachusetts Series"), Michigan Series ("Michigan Series"), Minnesota Series ("Minnesota Series") and Ohio Series ("Ohio Series") based on the respective valuations as of the close of business on July 21, 2000, pursuant to four reorganization plans approved by the shareholders of Massachusetts Series, Michigan Series, Minnesota Series and the Ohio Series on June 22, 2000. The acquisition was accomplished by a tax-free exchange of 792,540 Class D shares of the Fund at a net asset value of $11.31 per share for 852,866 shares of Massachusetts Series; 1,059,251 Class D of the Fund at a net asset value of $11.31 per share for 1,182,639 shares of Michigan Series; 453,481 Class D of the Fund at a net asset value of $11.31 per share for 513,915 shares of Minnesota Series; and 1,079,835 Class D of the Fund at a net asset value of $11.31 per share for 1,175,451 shares of the Ohio Series. The net assets of the Fund and Massachusetts Series, Michigan Series, Minnesota Series and the Ohio Series immediately before the acquisition were $982,320,805, $8,984,072, $11,975,503,
$5,126,864 and $12,211,414, respectively, including unrealized appreciation of $282,180, $102,725, $26,335, $39,899 for Massachusetts Series, Michigan Series, Minnesota Series and the Ohio Series, respectively. Immediately after the acquisition, the combined net assets of the Fund amounted to $1,020,618,658.

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                               FOR THE PERIOD
                                                       FOR THE SIX      FOR THE YEAR        FOR THE YEAR       JULY 28, 1997*
                                                      MONTHS ENDED          ENDED               ENDED              THROUGH
                                                      JUNE 30, 2000   DECEMBER 31, 1999   DECEMBER 31, 1998   DECEMBER 31, 1997
-------------------------------------------------------------------------------------------------------------------------------
                                                       (unaudited)
CLASS A SHARES
SELECTED PER SHARE DATA:

Net asset value, beginning of period................      $11.08            $12.02              $12.09             $12.00
                                                          ------            ------              ------             ------

Income (loss) from investment operations:
 Net investment income..............................        0.29              0.58                0.59               0.25
 Net realized and unrealized gain (loss)............        0.16             (0.91)               0.10               0.14
                                                          ------            ------              ------             ------

Total income (loss) from investment operations......        0.45             (0.33)               0.69               0.39
                                                          ------            ------              ------             ------

Less dividends and distributions from:
 Net investment income..............................       (0.29)            (0.58)              (0.59)             (0.25)
 Net realized gain..................................          --             (0.03)              (0.17)             (0.05)
                                                          ------            ------              ------             ------

Total dividends and distributions...................       (0.29)            (0.61)              (0.76)             (0.30)
                                                          ------            ------              ------             ------

Net asset value, end of period......................      $11.24            $11.08              $12.02             $12.09
                                                          ======            ======              ======             ======

TOTAL RETURN+.......................................        4.09%(1)         (2.82)%              5.86%              3.31%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses............................................        0.69%(2)(5)       0.64 %(4)(5)        0.74%(4)(5)        0.76%(2)(3)

Net investment income...............................        5.25%(2)(5)       4.98 %(5)           4.88%(5)           4.96%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.............     $18,105           $17,198             $15,041             $3,857

Portfolio turnover rate.............................           6%(1)            13 %                15%                16%

---------------------
 *  The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Does not reflect the effect of expense offset of 0.02%.
(4) Does not reflect the effect of expense offset of 0.01%.
(5) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

                                                                                                               FOR THE PERIOD
                                                       FOR THE SIX      FOR THE YEAR        FOR THE YEAR       JULY 28, 1997*
                                                      MONTHS ENDED          ENDED               ENDED              THROUGH
                                                      JUNE 30, 2000   DECEMBER 31, 1999   DECEMBER 31, 1998   DECEMBER 31, 1997
-------------------------------------------------------------------------------------------------------------------------------
                                                       (unaudited)
CLASS B SHARES
SELECTED PER SHARE DATA:

Net asset value, beginning of period................      $11.13            $12.07              $12.14              $12.00
                                                          ------            ------              ------             -------

Income (loss) from investment operations:
 Net investment income..............................        0.27              0.53                0.55                0.23
 Net realized and unrealized gain (loss)............        0.16             (0.91)               0.10                0.19
                                                          ------            ------              ------             -------

Total income (loss) from investment operations......        0.43             (0.38)               0.65                0.42
                                                          ------            ------              ------             -------

Less dividends and distributions from:
 Net investment income..............................       (0.27)            (0.53)              (0.55)              (0.23)
 Net realized gain..................................          --             (0.03)              (0.17)              (0.05)
                                                          ------            ------              ------             -------

Total dividends and distributions...................       (0.27)            (0.56)              (0.72)              (0.28)
                                                          ------            ------              ------             -------

Net asset value, end of period......................      $11.29            $11.13              $12.07              $12.14
                                                          ======            ======              ======             =======

TOTAL RETURN+.......................................        3.87%(1)         (3.25)%              5.47%               3.57%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses............................................        1.12%(2)(4)(5)    1.11 %(4)(5)        1.10%(4)(5)         1.14%(2)(3)

Net investment income...............................        4.82%(2)(5)       4.51 %(5)           4.52%(5)            4.87%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.............    $138,625          $139,786            $132,303             $95,573

Portfolio turnover rate.............................           6%(1)            13 %                15%                 16%

---------------------
 *  The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Does not reflect the effect of expense offset of 0.02%.
(4) Does not reflect the effect of expense offset of 0.01%.
(5) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

                                                                                                        FOR THE PERIOD
                                                FOR THE SIX      FOR THE YEAR        FOR THE YEAR       JULY 28, 1997*
                                               MONTHS ENDED          ENDED               ENDED              THROUGH
                                               JUNE 30, 2000   DECEMBER 31, 1999   DECEMBER 31, 1998   DECEMBER 31, 1997
------------------------------------------------------------------------------------------------------------------------
                                                (unaudited)
CLASS C SHARES
SELECTED PER SHARE DATA:

Net asset value, beginning of period.........     $11.10             $12.04             $12.11              $12.00
                                                  ------             ------             ------              ------

Income (loss) from investment operations:
 Net investment income.......................       0.26               0.51               0.53                0.23
 Net realized and unrealized gain (loss).....       0.16              (0.91)              0.10                0.16
                                                  ------             ------             ------              ------

Total income (loss) from investment
 operations..................................       0.42              (0.40)              0.63                0.39
                                                  ------             ------             ------              ------

Less dividends and distributions from:
 Net investment income.......................      (0.26)             (0.51)             (0.53)              (0.23)
 Net realized gain...........................         --              (0.03)             (0.17)              (0.05)
                                                  ------             ------             ------              ------

Total dividends and distributions............      (0.26)             (0.54)             (0.70)              (0.28)
                                                  ------             ------             ------              ------

Net asset value, end of period...............     $11.26             $11.10             $12.04              $12.11
                                                  ======             ======             ======              ======

TOTAL RETURN+................................       3.82%(1)          (3.37)%             5.36%               3.28%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.....................................       1.22%(2)(5)        1.21 %(4)(5)       1.20%(4)(5)         1.20%(2)(3)

Net investment income........................       4.72%(2)(5)        4.41 %(5)          4.34%(5)            4.41%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands......     $9,607            $10,025             $7,599              $2,953

Portfolio turnover rate......................          6%(1)             13 %               15%                 16%

---------------------
 *  The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Does not reflect the effect of expense offset of 0.02%.
(4) Does not reflect the effect of expense offset of 0.01%.
(5) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

                                         FOR THE SIX                            FOR THE YEAR ENDED DECEMBER 31,
                                        MONTHS ENDED        ----------------------------------------------------------------------
                                        JUNE 30, 2000         1999           1998           1997*            1996          1995
----------------------------------------------------------------------------------------------------------------------------------
                                         (unaudited)
CLASS D SHARES
SELECTED PER SHARE DATA:

Net asset value, beginning of
 period..............................       $11.07            $12.01          $12.08          $11.77          $12.09        $11.01
                                            ------            ------          ------          ------          ------        ------

Income (loss) from investment
 operations:
 Net investment income...............         0.30              0.59            0.62            0.63            0.65          0.67
 Net realized and unrealized gain
   (loss)............................         0.16             (0.91)           0.10            0.36           (0.24)         1.19
                                            ------            ------          ------          ------          ------        ------

Total income (loss) from investment
 operations..........................         0.46             (0.32)           0.72            0.99            0.41          1.86
                                            ------            ------          ------          ------          ------        ------

Less dividends and distributions
 from:
 Net investment income...............        (0.30)            (0.59)          (0.62)          (0.63)          (0.65)        (0.67)
 Net realized gain...................           --             (0.03)          (0.17)          (0.05)          (0.08)        (0.11)
                                            ------            ------          ------          ------          ------        ------

Total dividends and distributions....        (0.30)            (0.62)          (0.79)          (0.68)          (0.73)        (0.78)
                                            ------            ------          ------          ------          ------        ------

Net asset value, end of period.......       $11.23            $11.07          $12.01          $12.08          $11.77        $12.09
                                            ======            ======          ======          ======          ======        ======

TOTAL RETURN+........................         4.18%(1)         (2.71)%          6.11%           8.73%           3.61%        17.37%

RATIOS TO AVERAGE NET ASSETS:
Expenses.............................         0.52%(2)(4)       0.51%(3)(4)     0.50%(3)(4)     0.49%           0.48%         0.48%

Net investment income................         5.42%(2)(4)       5.11%(4)        5.12%(4)        5.34%           5.52%         5.76%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands...........................     $814,185          $853,216      $1,023,246      $1,096,998      $1,190,034    $1,325,308

Portfolio turnover rate..............            6%(1)            13%             15%             16%             18%           21%

---------------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class D shares.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Does not reflect the effect of expense offset of 0.01%.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years.

The Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants as of July 1, 2000.

                      (This Page Intentionally Left Blank)

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Joseph R. Arcieri
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.

MORGAN STANLEY
DEAN WITTER
TAX-EXEMPT
SECURITIES TRUST


Semiannual Report
June 30, 2000